ACQUISITIONS (Tables)	9 Months Ended
Sep. 30, 2014
Business Combinations [Abstract]
Schedule of Unaudited Proforma Results of Operation

The following unaudited pro forma results of operations reflect our results as if the acquisition of the Previously Managed Hotels had occurred on January 1, 2013. In our opinion, all significant adjustments necessary to reflect the effects of the acquisitions have been made (in thousands, except per share data):

	For the three months ended September 30,		For the nine months ended September 30,
	2014	2013	2014	2013

	(in thousands)
Total revenues	$271,118	$246,488	$760,636	$700,417
Net income (loss) attributable to La Quinta Holdings’ stockholders	12,836	24,156	(329,525)	13,975
Basic and diluted earnings per share	0.10	0.20	(2.62)	0.11